Note 1 - Description of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Basis of Presentation and Significant Accounting Policies [Text Block]
1. Description of business and significant accounting policies

Description of business

Oxford Immunotec Global PLC, or the Company, is a commercial-stage diagnostics company focused on developing and commercializing proprietary tests for the management of immune-regulated conditions. The Company’s proprietary T-SPOT technology platform allows it to measure the responses of specific immune cells to inform the diagnosis, prognosis and monitoring of patients with immune-regulated conditions. Substantially all of the Company’s revenue is currently derived from the sale of its T-SPOT.
TB
test, which is sold in two formats: an
in vitro
diagnostic kit format (allowing customers to perform the test at their own institutions), and a service format (in which the Company performs the test on samples sent by customers to the Company’s own laboratory facilities). The Company markets its T-SPOT.
TB
test through a direct sales force in the United States, certain European countries, and Japan. The Company markets its test through distributors in other parts of the world.

Reorganization, reverse share split and conversion, and initial public offering

On October 2, 2013, the Company completed a scheme of arrangement under the laws of England and Wales, or the Scheme of Arrangement, which was approved by the High Court of Justice in England and Wales. All holders of ordinary shares, preferred ordinary shares, options and warrants exchanged their interests in Oxford Immunotec Limited for identical interests in Oxford Immunotec Global PLC. As a result of this exchange, Oxford Immunotec Global PLC became the parent company of Oxford Immunotec Limited.

In November 2013, prior to closing of the Company’s initial public offering, or IPO, the Company undertook a 1 for 6.705 reverse share split of its outstanding ordinary shares, which resulted in a proportional decrease in the number of ordinary shares outstanding as well as appropriate adjustments to outstanding A ordinary shares, preferred ordinary shares, warrants and options. After the reverse share split and immediately prior to the Company’s IPO all outstanding preferred ordinary shares converted into ordinary shares. The nominal value of the ordinary shares was adjusted from £0.001 to £0.006705 per share. Prior period share and per share amounts have been adjusted to reflect the reverse share split.

On November 21, 2013, the registration statement for the Company’s IPO was declared effective by the Securities and Exchange Commission. The Company sold 6,164,000 ordinary shares, at an IPO price of $12.00 per share, which included the exercise in full by the underwriters of their option to purchase up to 804,000 additional ordinary shares. Net proceeds from the IPO were $63.9 million, after deducting underwriting discounts and commissions and offering expenses.

Incremental costs incurred that were directly attributable to the November 2013 offering of securities were deferred and deducted from the related proceeds of the offering, and the net amount recorded as contributed shareholders’ equity in the period when such shares were issued. As at December 31, 2013, the Company had deducted $10.1 million from the related net proceeds of the offering for underwriting and other fees. Other costs incurred in the offering of $1.9 million (which were principally related to audit and accounting expenses) in the year ended December 31, 2013, were expensed as incurred and included in general and administrative expenses.

On January 29, 2015, the Company entered into an underwriting agreement, or the Underwriting Agreement, with J.P. Morgan Securities LLC and Piper Jaffray & Co., as representatives of the several underwriters named therein, collectively, the Underwriters, relating to the public offering, or the Offering, of 4,255,319 ordinary shares, nominal value £0.006705, or the Shares, at an offering price to the public of $11.75 per Share, or the Offering Price. The Underwriters agreed to purchase the Shares from the Company pursuant to the Underwriting Agreement at a price of $11.045 per share. Under the terms of the Underwriting Agreement, the Company granted the Underwriters a 30-day option to purchase up to an additional 638,297 Shares, or the Option Shares, at the Offering Price, less underwriting discounts and commissions. On January 30, 2015, the Underwriters exercised their option to purchase the Option Shares in full. The gross proceeds to the Company from the sale of the Shares and the Option Shares were approximately $57.5 million and the Company received net proceeds of approximately $53.8 million after deducting underwriting discounts and commissions and estimated aggregate offering expenses payable by the Company. The Offering closed on February 4, 2015.

Basis of presentation, accounting principles and principles of consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, or U.S. GAAP, and include the financial statements of Oxford Immunotec Global PLC, a company incorporated in England and Wales and its wholly-owned subsidiaries, collectively referred to as the Company. The financial statements include the results of Oxford Immunotec Limited and its consolidated subsidiaries for the period prior to the completion of the Scheme of Arrangement, as well as the results of Oxford Immunotec Global PLC and its consolidated subsidiaries for the period after completion of the Scheme of Arrangement. All intercompany accounts and transactions have been eliminated upon consolidation.

Segment reporting

The Company operates in one operating segment. The Company’s chief operating decision maker, or the CODM, its chief executive officer, manages the Company’s operations on an integrated basis for the purposes of allocating resources. When evaluating the Company’s financial performance, the CODM reviews separate revenue information for the Company’s product and service offerings and for each country, while all other financial information is on a combined basis. While the Company’s principal operations and decision-making functions are located in both the United States and United Kingdom, the CODM makes decisions on a global basis. Accordingly, the Company has determined that it operates in a single reporting segment.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and that affect the reported amounts of revenue and expenditures during the reporting periods. Actual results could differ from those estimates and assumptions used.

Foreign currency translation

The functional currency for Oxford Immunotec Global PLC is the U.S. Dollar. The functional currency for the Company’s operating subsidiaries are the Pound Sterling for Oxford Immunotec Limited, the U.S. Dollar for Oxford Immunotec Inc., the Yen for Oxford Immunotec K.K., the Yuan for Oxford Immunotec (Shanghai) Medical Device Co. Ltd., the Euro for Boulder Diagnostics Europe GmbH and the Hong Kong Dollar for Oxford Immunotec Asia Limited. Revenue and expenses of foreign operations are translated into U.S. Dollars at the average rates of exchange during the year. Assets and liabilities of foreign operations are translated into U.S. Dollars at year-end rates. The Company reflects resulting translation gains or losses in accumulated other comprehensive income, which is a component of shareholders’ equity. The Company does not record tax provisions or benefits for the net changes in foreign currency translation adjustments, as the Company intends to permanently reinvest undistributed earnings in its foreign subsidiaries.

Realized and unrealized foreign currency transaction gains or losses, arising from exchange rate fluctuations on balances denominated in currencies other than the functional currencies, are included in “Other income (expense)” in the consolidated statements of operations.

Concentration of
risks

The Company derives product revenue from the sale of its T-SPOT.
TB
diagnostic test kits and related accessories to a broad range of customers including: hospitals, public health departments, commercial testing laboratories, importers and distributors. Importers and distributors sell to third parties including end-user customers in specific territories.

In the year ended December 31, 2015, the Company had two product customers that represented more than 10% of the Company’s annual revenue. The Company’s Chinese distributor, Shanghai Fosun Long March Medical Science Co. Ltd., or Fosun, represented 18% of annual revenue and the Company’s Japanese importer, Riken Genesis Co., Ltd. represented 12% of annual revenue. The loss of either of these product customers could have a material impact on the Company’s operating results.

Cash and cash equivalents and restricted cash

The Company maintains its available cash balances in cash, money market funds primarily invested in U.S. government securities, and bank savings accounts in the United States, United Kingdom, Germany, Japan and Hong Kong. The Company maintains deposits in government insured financial institutions in excess of government insured limits. Management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Restricted cash relates to collateral for procurement cards issued by a U.S. commercial bank and, in 2014, to security for the Company’s U.S. office and laboratory space operating leases.

Accounts receivable

Accounts receivable are primarily amounts due from customers including hospitals, public health departments, commercial testing laboratories, distributors and universities in addition to third party payors such as commercial insurance companies and government programs (Medicare and Medicaid).

Accounts receivable are reported net of an allowance for uncollectible accounts. The process of estimating the collection of accounts receivable involves significant assumptions and judgments. Specifically, the accounts receivable allowance is based on management’s analysis of current and past due accounts, collection experience and other relevant information. The Company’s provision for uncollectible accounts is recorded as a bad debt expense and included in general and administrative expenses. Account balances are written-off against the allowance when it is probable that the receivable will not be recovered. Although the Company believes amounts provided are adequate, the ultimate amounts of uncollectible accounts receivable could be in excess of the amounts provided.

Inventory

Inventory consists of finished goods and raw materials. The Company does not maintain work in progress balances as the nature of the manufacturing process does not allow for test kits to be left in a partially manufactured state. Inventory is removed at cost. Inventory is stated at the lower of cost or market. Cost is determined by the actual cost of components by batch plus estimated labor and overhead costs per unit. Market value is based on an estimated selling price less any costs expected to be incurred to completion and sale. The Company reviews the components of its inventory on a periodic basis for excess, obsolete or impaired inventory, and records a reserve for the identified items. At December 31, 2015 and 2014, the Company determined no inventory reserve was required.

Property and equipment

Property and equipment are stated at cost. Property and equipment includes specialized shipping containers provided to customers, in the United States, for transporting samples to its laboratory for testing. Property and equipment financed under capital leases are initially recorded at the present value of minimum lease payments at the inception of the lease.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. Property and equipment under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful life of the asset. Depreciable lives range from three to ten years for laboratory equipment, office equipment and furniture and fixtures and three years for software and specialized shipping containers.

Revenue recognition

The Company derives product revenue from the sale of its diagnostic test kits and related accessories to a broad range of customers including hospitals, public health departments, commercial testing laboratories, importers and distributors.

Product revenue is generally paid directly by the customer and is recognized on an accrual basis when the following revenue recognition criteria are met: (1) persuasive evidence that an arrangement exists; (2) the product has been shipped or delivered in accordance with the shipping terms of the arrangement; (3) the price is fixed or determinable and known at time of shipment; and (4) collectability is reasonably assured.

No product return rights are extended to customers of the Company.

The Company derives service revenue from tests performed on samples sent by customers to its diagnostic laboratories in the United States and the United Kingdom, and in contracted laboratories in other countries.

Service revenue in the United Kingdom and revenue from direct bill customers in the United States are recognized on an accrual basis when the following revenue recognition criteria are met: (1) persuasive evidence that an arrangement exists; (2) when the diagnostic result has been delivered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. This service revenue is referred to as “direct-bill” sales because the Company receives payment directly from the ordering entity.

In the United States, the Company also generates revenue from payments that are received from a variety of third-party payors, including government programs (Medicare and Medicaid) and commercial insurance companies, each with different billing requirements. Revenue from tests paid by third-party payors is recognized on an accrual basis based on the Company’s historical collection experience.

Taxes assessed by governmental authorities on revenue, including sales and value added taxes, are recorded on a net basis (excluded from revenue) in the consolidated statements of operations.

Cost of revenue
:
cost of product and cost of service

Cost of product revenue consists primarily of costs incurred in the production process, including costs of raw materials and components, assembly labor and overhead, quality costs, royalties paid under licensing agreements, the U.S. medical device excise tax and packaging and delivery costs.

Cost of service revenue consists primarily of costs incurred in the operation of the Company’s diagnostic laboratories including labor and overhead, kit costs, quality costs, consumables used in the testing process and packaging and delivery costs.

Shipping and handling

The Company does not normally bill its service customers for shipping and handling charges. Charges relating to inbound and outbound freight costs are incurred by the Company and recorded within cost of service.

The Company generally bills product customers for shipping and handling and records the customer payments as product revenue. The associated costs are recorded as cost of product sold.

Impairment of long-lived assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may be impaired, and assesses their recoverability based upon anticipated future cash flows. If changes in circumstances lead the Company to believe that any of its long-lived assets may be impaired, the Company will (a) evaluate the extent to which the remaining book value of the asset is recoverable by comparing the future undiscounted cash flows estimated to be associated with the asset to the asset’s carrying amount and (b) write-down the carrying amount to fair value to the extent necessary. There has been no impairment of long-lived assets to date.

Business
c
ombinations

For acquisitions meeting the definition of a business combination, the Company allocates the purchase price, including any contingent consideration, to the assets acquired and the liabilities assumed at their estimated fair values as of the date of the acquisition with any excess of the purchase price paid over the estimated fair value of net assets acquired recorded as goodwill. The fair value of the assets acquired and liabilities assumed is typically determined by using either estimates of replacement costs or discounted cash flow valuation methods.

When determining the fair value of tangible assets acquired, the Company estimates the cost using the most appropriate valuation method with assistance from independent third party specialists. When determining the fair value of intangible assets acquired, the Company uses judgment to estimate the applicable discount rate, growth rates and the timing and amount of future cash flows. The fair value of assets acquired and liabilities assumed is typically determined by management using the assistance of independent third party specialists. The assumptions used in calculating the fair value of tangible and intangible assets represent the Company’s best estimates. If factors change and the Company were to use different assumptions, valuations of tangible and intangible assets and the resulting goodwill balance related to the business combination could be materially different.

Goodwill and
i
ndefinite-lived
i
ntangible
a
ssets

Goodwill

Goodwill is not amortized but is reviewed for impairment at least annually, or when events or changes in the business environment indicate that all, or a portion, of the carrying value of the reporting unit may no longer be recoverable, using the two-step impairment review. Under this method, the Company compares the fair value of the goodwill to its carrying value. If the fair value is less than the carrying amount, a more detailed analysis is performed to determine if goodwill is impaired. An impairment loss, if any, is measured as the excess of the carrying value of goodwill over the fair value of goodwill. The Company also has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads it to determine that it is more likely than not (that is, a likelihood of more than 50%) that goodwill is impaired. If the Company chooses to first assess qualitative factors and it is determined that it is not more likely than not goodwill is impaired, it is not required to take further action to test for impairment. The Company also has the option to bypass the qualitative assessment and perform only the quantitative impairment test, which it may choose to do in some periods but not in others.

Indefinite-lived
i
ntangible
a
ssets

The Company’s indefinite-lived intangible assets consist of acquired in-process research and development, or IPR&D, related to the Company’s business combination with Boulder, which were recorded at fair value on the acquisition date. IPR&D intangible assets are considered indefinite-lived intangible assets until completion or abandonment of the associated research and development efforts. IPR&D is not amortized but is reviewed for impairment at least annually, or when events or changes in the business environment indicate the carrying value may be impaired. If the fair value of the intangible asset is less than the carrying amount, the Company performs a quantitative test to determine the fair value. The impairment loss, if any, is measured as the excess of the carrying value of the intangible asset over its fair value. The Company also has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads it to determine that it is more likely than not (that is, a likelihood of more than 50%) that its indefinite-lived intangible asset is impaired. If the Company chooses to first assess qualitative factors and it is determined that it is not more likely than not its indefinite-lived intangible asset is impaired, it is not required to take further action to test for impairment. The Company also has the option to bypass the qualitative assessment and perform only the quantitative impairment test, which it may choose to do in some periods but not in others.

The determinations as to whether, and, if so, the extent to which, acquired IPR&D become impaired are highly judgmental and based on significant assumptions regarding the projected future financial condition and operating results, changes in the manner of the use and development of the acquired assets, the Company’s overall business strategy, and regulatory, market and economic environment and trends.

Definite-lived i
ntangible assets

Intangible assets include technology licenses which are capitalized and amortized over estimated useful lives (generally in the range of five to ten years) using the straight-line method. On an ongoing basis, the Company assesses the recoverability of its intangible assets by determining its ability to generate undiscounted future cash flows sufficient to recover the unamortized balances over the remaining useful lives. Intangible assets determined to be unrecoverable are expensed in the period in which the determination is made.

Derivative financial instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, interest rate or foreign currency risks.

The Company reviews the terms of the shares and warrants it issues and its convertible promissory notes to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as other income or expense. When equity instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

Fair value of financial instruments

The Company measures certain financial assets and liabilities at fair value based on the price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. As of December 31, 2015 and 2014, the Company’s financial instruments consist of cash and cash equivalents, accounts receivable, prepaid expenses, and other accounts payable, accrued liabilities, and loans payable. As of December 31, 2013, the Company’s financial instruments also included ordinary share warrants. See Note 2 “Fair value measurement,” to the consolidated financial statements for further information on the fair value of the Company’s financial instruments.

Research and development expenses

Research and development expenses include all costs associated with the development of the Company’s T-SPOT technology platform and potential future products including new diagnostic tests that utilize the T-SPOT technology platform and are charged to expense as incurred. In addition, with the acquisition of Boulder in the third quarter of 2014, the Company has expanded its research efforts to include assays for Lyme disease and gout and an assay to inform decisions regarding biologic therapies. Research and development expenses include direct costs and an allocation of indirect costs, including amortization, depreciation, rent, supplies, insurance, and repairs and maintenance.

Restructuring Charges

For restructuring plans meeting all of the applicable criteria of ASC 420,
Exit or Disposal Cost Obligations
, one time termination benefits will be recognized if no future service is required of former employees. Costs associated with the termination of contracts before the end of their term, where costs will continue to be incurred without economic benefit to the entity, will be recognized as liabilities and initially measured at fair value on the date the contract is terminated or when the Company is no longer using the rights conveyed under the contract. Liabilities for other costs associated with restructuring plans will be recognized in the period they were incurred (generally upon receipt of the goods or services). Restructuring charges will be included in the appropriate operating expense category in the Company’s consolidated statements of operations.

Share-based compensation

The Company accounts for share-based compensation arrangements with employees, officers and directors by recognizing compensation expense based on the grant date fair value of share-based transactions in the consolidated financial statements.

Share-based compensation for options is based on the fair value of the underlying option calculated using the Black-Scholes option-pricing model on the date of grant for share options and recognized as expense on a straight-line basis over the requisite service period. Determining the appropriate fair value model and related assumptions requires judgment, including estimating share price volatility, expected term and forfeiture rates. The expected volatility rates are estimated based on the actual volatility of comparable public companies over a historical period equal in length to the expected term. The expected terms represent the average time that options are expected to be outstanding based on the midpoint between the vesting date and the end of the contractual term of the award. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company has not paid dividends and does not anticipate paying cash dividends in the foreseeable future and, accordingly, uses an expected dividend yield of zero. The risk-free interest rate is based on the rate of U.S. Treasury securities with maturities consistent with the estimated expected term of the awards.

Beginning in 2015, certain employees have been granted restricted share units, or RSUs, and beginning in 2014, certain employees were granted restricted shares. There were no issuances of RSUs or restricted shares in 2013. The fair value of RSUs and restricted shares are calculated based on the closing sale price of the Company’s ordinary shares on the date of issuance. As of December 31, 2015, no RSUs or restricted shares have vested.

The cumulative expense recognized for share-based transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit for a period represents the movement in cumulative expense recognized as of the beginning and end of that period. No expense is recognized for awards that do not ultimately vest.

Where the terms of an equity award are modified, the minimum expense recognized is the expense as if the terms had not been modified if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based compensation, or is otherwise beneficial to the employee as measured at the date of modification.

Where a share-based compensation award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Upon exercise, share options are redeemed for newly issued ordinary shares.

Income taxes

The Company accounts for income taxes under the asset and liability method, which requires, among other things, that deferred income taxes be provided for temporary differences between the tax basis of the Company’s assets and liabilities and its financial statement reported amounts. In addition, deferred tax assets are recorded for the future benefit of utilizing net operating losses and research and development credit carryforwards. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company adheres to the accounting guidance for uncertainties in income taxes, which prescribes a recognition threshold and measurement process for recording in the financial statements uncertain tax positions taken, or expected to be taken, in a tax return. The Company accrues for the estimated amount of taxes for uncertain tax positions if it is more likely than not that the Company would be required to pay such additional taxes. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company does not have any accrued interest or penalties associated with any unrecognized tax positions for the years ended December 31, 2015 and 2014.

Ordinary share warrant policy

Warrants to purchase the Company’s ordinary shares are classified as equity unless otherwise required. Warrants issued with a down round provision, whereby the exercise price would be adjusted downward in the event that additional ordinary shares of the Company or securities exercisable, convertible or exchangeable for the Company’s ordinary shares are issued at a price less than the exercise price, are recorded as a liability and marked to market each reporting period until they are exercised, expire or are otherwise extinguished. Changes in the liability during each reporting period are recorded in other income (expense). The Company has not issued warrants since its IPO in November 2013.

Basic and diluted net loss per ordinary share

Earnings or net loss attributable to ordinary shareholders for the period, after deduction of preferred ordinary share preferences, are allocated between the ordinary shareholders and preferred ordinary shareholders based on their respective rights to receive dividends. Basic and diluted net loss per ordinary share is determined by dividing net loss applicable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. As the Company reports net losses, outstanding share options, warrants and preferred ordinary shares, have not been included in the calculation of diluted net loss attributable to ordinary shareholders per share because to do so would be anti-dilutive. Accordingly, the numerator and the denominator used in computing both basic and diluted net loss per share for each period are the same. Since the Company’s participating preferred ordinary shares were not contractually required to share in the Company’s losses, in applying the two-class method to compute basic net loss per share, no allocation was made to preferred ordinary shares if a net loss existed. Prior period share and per share amounts have been adjusted to reflect the reverse share split.

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2014-09,
Revenue from Contracts with Customers
, or ASU 2014-09, which converges the FASB and the International Accounting Standards Board standards on revenue recognition. Under ASU 2014-09, a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This guidance will be effective for the Company for annual and interim periods beginning after December 15, 2017. Early adoption is permitted for annual and interim periods beginning after December 15, 2016. The guidance allows for either “full retrospective” adoption, meaning the standard is applied to all of the periods presented, or “modified retrospective” adoption, meaning the standard is applied only to the most current period presented in the financial statements. The Company is currently evaluating ASU 2014-09 and has not yet determined how it may impact its financial position or results of operations and related disclosures.

In August 2014, the FASB issued ASU 2014-15,
Presentation of Financial Statements - Going Concern
, or ASU 2014-15.

ASU 2014-15 will be effective for fiscal years and interim periods beginning after December 15, 2016 and early application is permitted. ASU 2014-15 requires that management evaluate at each annual and interim reporting period whether there is a substantial doubt about an entity’s ability to continue as a going concern within one year of the date that the financial statements are issued. The Company does not expect that the application of ASU 2014-15 will have an impact on the presentation of its results of operations, financial position or disclosures.

In November 2014, the FASB issued ASU 2014-16,
Derivatives and Hedging
, or ASU 2014-16.
The objective of ASU 2014-16 is to eliminate the existing diversity in practice in accounting for hybrid financial instruments issued in the form of a share. A hybrid financial instrument consists of a “host contract” into which one or more derivative terms have been embedded. ASU 2014-16 requires an entity to consider the terms and features of the entire financial instrument, including the embedded derivative features, in order to determine whether the nature of the host contract is more akin to debt or to equity. ASU 2014-16 is effective for fiscal years and interim periods beginning after December 15,
2015, with early adoption permitted. A reporting entity should apply ASU 2014-16 using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the annual period of adoption. Retrospective application is permitted to all relevant prior periods. The adoption of ASU 2014-16 on January 1, 2015 had no impact on the Company’s presentation of its results of operations, financial position or disclosures.

In January 2015, the FASB issued ASU 2015-01,
Income Statement—Extraordinary and Unusual Items
, or ASU 2015-01. ASU 2015-01 eliminates from GAAP the concept of extraordinary items. However, the presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring. The amendments in ASU 2015-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The adoption of ASU 2015-01 on January 1, 2015 had no impact on the Company’s presentation of its results of operations, financial position or disclosures.

In April 2015, the FASB issued ASU 2015-05,
Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement
, or ASU 2015-05. ASU 2015-05 amends existing accounting guidance to provide explicit guidance related to a customer’s accounting for fees paid in a cloud computing arrangement. Under the guidance, cloud computing arrangements that include a software license would be accounted for consistent with the acquisition of other software licenses. Conversely, cloud computing arrangements that do not include a software license would be accounted for as a service contract. This guidance will be effective for the Company for annual and interim periods beginning after December 15, 2015 and early adoption is permitted. The Company does not expect that the application of ASU 2015-05 will have an impact on the presentation of its results of operations, financial position or disclosures.

In July 2015, the FASB issued ASU 2015-11,
Simplifying the Measurement of Inventory
, or ASU 2015-11. ASU 2015-11 requires that an entity should measure inventory within the scope of ASU 2015-11 at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This guidance will be effective for the Company for annual and interim periods beginning after December 15, 2016. The amendments in ASU 2015-11 are to be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company does not expect that the application of ASU 2015-11 will have a material impact on the presentation of its results of operations, financial position or disclosures.

In November 2015, the FASB issued ASU 2015-17,
Income Taxes: Balance Sheet Classification of Deferred Taxes
, or ASU 2015-17. ASU 2015-17 eliminates the requirement to bifurcate deferred taxes between current and non-current on the balance sheet and requires that deferred tax liabilities and assets be classified as noncurrent on the balance sheet. The amendments for ASU 2015-17 can be applied retrospectively or prospectively and early adoption is permitted. In the fourth quarter of 2015, the Company elected to early adopt ASU 2015-17 prospectively. The Company does not expect ASU 2015-17 to have a material impact on the presentation of our financial position or disclosures.

Under the U.S. Jumpstart our Business Startups Act, or the JOBS Act, emerging growth companies that become public can delay adopting new or revised accounting standards until such time as those standards apply to private companies. The Company irrevocably elected not to avail itself of this exemption from new or revised accounting standards and, therefore, it is subject to the same new or revised accounting standards as other public companies that are not emerging growth companies.